RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue from a related party	$ 6,174,236	$ 11,740,852	$ 7,194,187
Payment Solution Services Related Party [Member]
Revenue from a related party	$ 2,779	$ 7,566